RECLAMATION PROVISION	6 Months Ended
Jun. 30, 2025
RECLAMATION PROVISION
RECLAMATION PROVISION

11. RECLAMATION PROVISION

Management’s estimate of the reclamation provision at June 30, 2025, is $2,350 (December 31, 2024 – $2,062), and the undiscounted value of the obligation is $5,251 (December 31, 2024 – $4,825).

The present value of the obligation was calculated using a risk-free interest rate of 9.71% (December 31, 2024 – 9.70%) and an inflation rate of 3.69% (December 31, 2024 – 3.69%). Reclamation activities are estimated to begin in 2027 for the San Gonzalo Mine and in 2042 for the Avino Mine.

A reconciliation of the changes in the Company’s reclamation provision is as follows:

	June 30, 2025	December 31, 2024
Balance at beginning of the period	$2,062	$2,195
Changes in estimates	-	84
Unwinding of discount	100	197
Effect of movements in exchange rates	188	(414)
Balance at end of the period	$2,350	$2,062